Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) (USD $)	0 Months Ended
	Oct. 22, 2013	May 27, 2013	Jul. 01, 2012	Dec. 19, 2011	Oct. 08, 2011	Aug. 01, 2011	May 06, 2011	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 11.64	$ 4.58	$ 3.70	$ 3.68	$ 3.68	$ 3.44	$ 3.69	$ 2.65	$ 2.38
Risk-free interest rates	2.60%	2.07%	1.73%	1.89%	2.14%	2.90%	3.27%
Expected exercise multiple	$ 2.2	$ 2.2	$ 2.2	$ 2.2	$ 2.2	$ 2.2	$ 2.2
Expected volatility	53.70%	55.49%	60.40%	60.80%	60.70%	60.50%	61.90%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average fair value per option granted		$ 3.03	$ 2.36	$ 2.41	$ 2.37	$ 2.18	$ 2.40
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option granted	$ 9.63
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option granted	$ 9.69